Group statement of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Profit for the year	$ 593	$ 417	$ 1,224
Adjustments reconciling profit for the year to cash flow from operations	263	536	(414)
Cash flow from operations	856	953	810
Interest paid	(76)	(75)	(75)
Interest received	1	4	2
Tax paid on operating activities	(147)	(130)	(109)
Net cash from operating activities	634	752	628
Cash flow from investing activities
Purchase of property, plant and equipment	(44)	(32)	(42)
Purchase of intangible assets	(229)	(175)	(157)
Investment in associates and joint ventures	(47)	(14)	(30)
Loan advances to associates and joint ventures		(2)	(25)
Investment in other financial assets	(30)	(13)	(28)
Acquisition of business, net of cash acquired			(438)
Capitalised interest paid	(6)	(5)	(4)
Landlord contributions to property, plant and equipment	14
Disposal of hotel assets, net of costs and cash disposed		(5)	1,277
Repayments related to intangible assets		3
Loan repayments by associates and joint ventures	9		22
Proceeds from associates and joint ventures		2	9
Repayments of other financial assets	20	25	6
Disposal of equity securities available-for-sale	75
Tax paid on disposals	(25)		(1)
Net cash from investing activities	(263)	(216)	589
Cash flow from financing activities
Purchase of own shares by employee share trusts	(3)	(10)	(47)
Dividends paid to shareholders	(593)	(1,693)	(188)
Dividend paid to non-controlling interest	(3)	(5)
Transaction costs relating to shareholder returns		(1)
Issue of long-term bonds		459	458
Other new borrowings			400
Long-term bonds repaid		(315)
New borrowings repaid			(400)
Increase/(decrease) in other borrowings	153	109	(355)
Proceeds from foreign exchange swaps			22
Net cash from financing activities	(446)	(1,456)	(110)
Net movement in cash and cash equivalents in the year	(75)	(920)	1,107
Cash and cash equivalents at beginning of the year	117	1,098	55
Exchange rate effects	16	(61)	(64)
Cash and cash equivalents at end of the year	$ 58	$ 117	$ 1,098